Net Interest Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest and similar income:
Loans and advances to customers	£ 5,854	£ 4,685	£ 4,772
Loans and advances to banks	651	54	62
Reverse repurchase agreements – non trading	149	35	118
Other	168	56	119
Total interest and similar income	6,822	4,830	5,071
Interest expense and similar charges:
Deposits by customers	(827)	(331)	(884)
Deposits by banks	(496)	(23)	(28)
Repurchase agreements – non trading	(120)	(3)	(43)
Debt securities in issue	(795)	(372)	(614)
Subordinated liabilities	(108)	(92)	(111)
Other	(4)	(12)	(10)
Total interest expense and similar charges	(2,350)	(833)	(1,690)
Net interest income	4,472	3,997	3,381
Interest income on financial assets at fair value through other comprehensive income	87	22	38
Interest expense on derivatives hedging debt issuances	6	317	£ 451
Interest expense on lease liabilities	£ 3	£ 3